Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Trading loans	$ 13,829	$ 14,334
United States [member]
Disclosure of financial assets [line items]
Trading loans	8,112	9,080
Europe [member]
Disclosure of financial assets [line items]
Trading loans	3,414	3,066
Asia Pacific [member]
Disclosure of financial assets [line items]
Trading loans	1,339	1,077
Canada [member]
Disclosure of financial assets [line items]
Trading loans	434	280
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	$ 530	$ 831